Average Annual Total Returns (Vanguard S&P 500 Growth Index Fund Institutional)	Vanguard S&P 500 Growth Index Fund Vanguard S&P 500 Growth Index Fund - ETF Shares 9/1/2013 - 8/31/2014	Based on Market Value Vanguard S&P 500 Growth Index Fund Vanguard S&P 500 Growth Index Fund - ETF Shares 9/1/2013 - 8/31/2014	S&P 500 Growth Index Vanguard S&P 500 Growth Index Fund Vanguard S&P 500 Growth Index Fund - ETF Shares 9/1/2013 - 8/31/2014
Average Annual Returns for Periods Ended December 31, 2013
One Year	32.57%	32.59%	32.75%
Since Inception	20.52%	20.53%	20.72%